As filed with the Securities and Exchange Commission
                                                            on October 31, 1996

                                                     Registration Nos.  2-91373
                                                                       811-4038
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                         Pre-Effective Amendment No.                    / /

                       Post Effective Amendment No. 19                  /X/

                                     and/or
                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

                              Amendment No. 20                          /X/

                        St. Clair Fixed Income Fund, Inc.
                     doing business as St. Clair Funds, Inc.

               (Exact Name of Registrant as Specified in Charter)

                                480 Pierce Street
                           Birmingham, Michigan 48009

               (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                       including Area Code: (810) 647-9200

                               Paul F. Roye, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                                    Suite 500
                             Washington, D.C. 20005

                     (Name and Address of Agent for Service)

                                   Copies to:

                              Lisa Ann Rosen, Esq.
                            Munder Capital Management
                                480 Pierce Street
                           Birmingham, Michigan 48009

/X/ It is proposed that this filing will become effective November 15, 1996 pursuant to paragraph (b) of Rule 485.

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended February 29, 1996 was filed on April 29, 1996.

                              CROSS REFERENCE SHEET


Form N-1A Part A Item                                    Prospectus Caption

1.  Cover Page                                           Cover Page

2.  Synopsis                                             Fund Expenses

3.  Condensed Financial Information                      Not Applicable

4.  General Description of Registrant                    Cover Page; Investment
                                                         Objective and
                                                         Policies; Investment
                                                         Limitations; General
                                                         Information

5.  Management of the Fund                               Cover Page;
                                                         Management; General
                                                         Information

6.  Capital Stock and Other Securities                   Cover Page; Net Asset
                                                         Value; Purchase and
                                                         Redemption of Shares;
                                                         Description of Shares;
                                                         Dividends and
                                                         Distributions; General
                                                         Information

7.  Purchase of Securities
         Being Offered                                   Net Asset Value;
                                                         Purchase and
                                                         Redemption of Shares;
                                                         Management

8.  Redemption or Repurchase                             Purchase and
                                                         Redemption of Shares

9.  Pending Legal Proceedings                            Not Applicable

Part B                                                   Heading in
                                                         Statement of
                                                         Additional
Item No.                                                 Information

10.  Cover Page                                          Cover Page

11.  Table of Contents                                   Table of Contents

12.  General Information and History                     See Prospectus --
                                                         "Management"; General;
                                                         Directors and Officers

13.  Investment Objectives and Policies                  Fund Investments;
                                                         Additional Investment
                                                         Limitations; Portfolio
                                                         Transactions

14.  Management of the Fund                              See Prospectus --
                                                         "Management";
                                                         Directors and
                                                         Officers;
                                                         Miscellaneous

15.  Control Persons and Principal
         Holders of Securities                           See Prospectus --
                                                         "Management";
                                                         Miscellaneous

16.  Investment Advisory
         and Other Services                              Investment Advisory
                                                         and Other Service
                                                         Arrangements; See
                                                         Prospectus --
                                                         "Management"

17.  Brokerage Allocation
         and Other Practices                             Portfolio Transactions

Part B                                                   Heading in
                                                         Statement of
                                                         Additional
Item No.                                                 Information

18.  Capital Stock and Other Securities                  See Prospectus --
                                                         "Description
                                                         of Shares"; and
                                                         "Management";
                                                         Additional Information
                                                         Concerning Shares

19.  Purchase, Redemption and
         Pricing of Securities
         Being Offered                                   Purchase and
                                                         Redemption
                                                         Information; Net Asset
                                                         Value; Additional
                                                         Information Concerning
                                                         Shares

20.  Tax Status                                          Taxes

21.  Underwriters                                        Purchase and
                                                         Redemption Information

22.  Calculation of Performance Data                     Performance
                                                         Information

23.  Financial Statements                                Not Applicable



                              ST. CLAIR FUNDS, INC.


         This Post-Effective Amendment No. 19 to the Registration Statement of St. Clair Funds, Inc. is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 16 which was filed pursuant to Rule 485(a) on June 21, 1996, the effectiveness of which was previously delayed by Post-Effective Amendment No. 17 which was filed pursuant to Rule 485(b) on September 3, 1996, and Post-Effective Amendment No. 18 which was filed pursuant to Rule 485(b) on October 3, 1996. Accordingly, Post-Effective Amendment No. 16 is incorporated in its entirety into this filing.




62796.8A

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         Not applicable.

(b)      Exhibits:

(1)      (a)      Articles  of  Incorporation   dated  May  22,  1984,  are
                  incorporated  herein by reference to Exhibit 1 of Registrant's
                  Registration Statement on Form N-1A, filed on May 25, 1984.

         (b) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on March 4, 1985.

         (c) Articles Supplementary filed November 19, 1987 are incorporated herein by reference to Exhibit 3(a) of Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement on Form N-1A filed on
                  November 27, 1987.

         (d) Certificate of Correction filed November 19, 1987 is incorporated herein by reference to Exhibit 3(b) of Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement on Form N-1A, filed on
                  November 27, 1987.

         (e) Articles Supplementary to Registrant's Articles of Incorporation filed on December 7, 1989 are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on November 29, 1990.

         (f) Articles Supplementary with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(2)      (a)      By-laws as amended, restated and adopted by
                  Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's
                  Registration Statement on Form N-1A, filed on
                  November 29, 1990.

(3)      Not  Applicable.

(4)      (a)      Specimen copy of share certificate for Common Shares
                  is incorporated herein by reference to Exhibit 4 of Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement on Form N-1A filed on August
                  28, 1984.

(5)      (a)      Investment Advisory Agreement between Registrant and
                  Woodbridge Capital Management, Inc. incorporated herein by reference to Post-Effective Amendment No.
                  11 on Form N-1A filed on September 20, 1992.

         (b) Investment Advisory Agreement between Registrant and Woodbridge Capital Management, Inc., dated April 15, 1993, with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (c) Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(6) (a) Distribution Agreement between Registrant and Funds Distributor, Inc., dated November 20, 1992 with respect to Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (b) Addendum No. 1 to Distribution Agreement between Registrant and Funds Distributor Inc., dated April 15, 1993 with respect to the Institutional Index Equity Fund is incorporated herein by reference to
                  Exhibit 6(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (c) Addendum No. 2 to Distribution Agreement between Registrant and Funds Distributor Inc. with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(7)      Not Applicable.

(8)      (a)      Custodian  Agreement  between  Registrant  and  Provident
                  National  Bank,  dated  November  20,  1992  with  respect  to
                  Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 8 (a) of Post- Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (b) Custodian Agreement between Registrant and Comerica Bank with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (c) Form of Custody Agreement between Registrant and Comerica Bank is incorporated herein by reference to
                  Exhibit 8(c) of Post-Effective Amendment No. 15 on Form N-1A filed with the Commission on June 28, 1994.

         (d) Addendum to Custodian Agreement with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(9)      (a)      Administration Agreement between Registrant and The
                  Boston Company Advisors, Inc., dated November 20,
                  1992 with respect to the Registrant's Fiduciary
                  Portfolio is incorporated herein by reference to
                  Exhibit 9(a) of Post-Effective Amendment No. 14 on
                  Form N-1A filed with the Commission on June 29,
                  1993.

         (b) Administration Agreement between Registrant and The Boston Company Advisors, Inc. with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (c) Administration and Accounting Agreement between Registrant and Provident Financial Processing Corporation ("PFPC") with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Post-Effective Amendment No. 11 on Form N-1A, filed on September 20, 1992.

         (d) Form of Administration Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 15 on Form N-1A, filed on June 28, 1994.

         (e) Addendum to Administration Agreement with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

         (f) Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation, dated November 20, 1992 with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 9(d) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (g) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 9(e) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (h) Form of Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to
                  Exhibit 9(g) of Post-Effective Amendment No. 15 on Form N-1A, filed with the Commission on June 28, 1994.

         (i) Addendum to Transfer Agency and Registrar Agreement with respect to the Liquidity Plus Money Market
                  Fund. (To be filed by amendment)

(10) Opinion and consent of counsel filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice filed with the Commission on April 29, 1996.

(11) Powers of Attorney are incorporated herein by reference to Exhibit 11 of Post-Effective Amendment No. 16 on Form
         N-1A filed with the Commission on June 21, 1996.

(12)     Not Applicable

(13)     Not Applicable

(14)     Not Applicable

(15)     Form of Shareholder Service Plan for the Liquidity Plus
         Money Market Fund. (To be filed by amendment)

(16)     (a)      Schedules for computation of annualized and
                  effective yields of the Fiduciary Portfolio of the St. Clair Money Market Fund provided in the
                  Registration Statement in response to Item 22 of Form N-1A is incorporated herein by reference to Exhibit (16)(a) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 18, 1992.

         (b) Schedules for computation of annualized and effective yields of the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 16 (b) of Post-Effective Amendment No. 14 filed with the Commission on June 29, 1993.

         (c) Schedules for computation of annualized and effective yields of the Liquidity Plus Money Market Fund. (To be filed by amendment)

Item 25.          Persons Controlled by or under Common Control with
                  Registrant

                  Not Applicable

Item 26.          Number of Holders of Securities

                  No record holders as of October 3, 1996

Item 27.          Indemnification

                  Reference is made to Article VII, Section 3 of the Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1) hereto, and Article VI, Section 2 of Registrant's By-Laws, incorporated by reference as Exhibit (2) hereto.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                            Munder Capital Management

                                                 Position
         Name                                    with Adviser

         Old MCM, Inc.                           Partner

         Munder Group LLC                        Partner

         WAM Holdings, Inc.                      Partner

         Woodbridge Capital
           Management, Inc.                      Partner

         Lee P. Munder                           President and Chief
                                                 Executive Officer

         Leonard J. Barr, II                     Senior Vice President and
                                                 Director of Research

         Ann J. Conrad                           Vice President and Director
                                                 of Special Equity Products

         Terry H. Gardner                        Vice President and Chief
                                                 Financial Officer

         Elyse G. Essick                         Vice President and Director
                                                 of Client Services

         Sharon E. Fayolle                       Vice President and Director
                                                 of Money Market Trading

         Otto G. Hinzmann                        Vice President and Director
                                                 of Equity Portfolio
                                                 Management

         Anne K. Kennedy                         Vice President and Director
                                                 of Corporate Bond Trading

         Ann F. Putallaz                         Vice President and Director
                                                 of Fiduciary Services

         Peter G. Root                           Vice President and Director
                                                 of Government Securities
                                                 Trading

         Lisa A. Rosen                           General Counsel and
                                                 Director of Mutual Fund
                                                 Operations

         James C. Robinson                       Vice President and Chief
                                                 Investment Officer/Fixed
                                                 Income

         Gerald L. Seizert                       Executive Vice President
                                                 and Chief Investment
                                                 Officer/Equity

         Paul D. Tobias                          Executive Vice President
                                                 and Chief Operating Officer


         For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management.

Item 29.          Principal Underwriter

         (a)      Funds Distributor, Inc. ("FDI") serves as
                  Distributor of shares of the Registrant. FDI also serves as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds,                                 Waterhouse Investors Cash
  d/b/a Harris Insight Funds                        Management Mutual Funds
Harris Insight Funds Trust                        Skyline Funds
The Munder Funds Trust                            Foreign Fund, Inc.
Panagora Funds                                    PanAgora Funds
BJB Investment Funds                              BEA Investment Funds, Inc.
The Munder Funds, Inc.


         (b) The directors and officers of FDI are set forth below. Unless otherwise indicated, their address is One Exchange Place, Boston, Massachusetts 02109.


                               Positions and                    Positions and
                               Offices with                     Offices with
Name                           FDI                              Registrant

William J. Nutt                Chairman                         None

Marie E. Connolly              President, Chief                 None
                               Executive Officer

John E. Pelletier              Senior Vice                      None
                               President General Counsel

Rui M. Moura                   First Vice                       None
                               President

Joseph F. Tower, III           Senior Vice                      None
                               President, Treasurer,
                               Chief Financial Officer

Richard W. Ingram              Senior Vice President            None

Donald R. Robertson            Senior Vice President            None

Bernard A. Whalen              First Vice President             None

John W. Gomez                  Director                         None


   (c)      Not Applicable

Item 30.    Location of Accounts and Records

     The  account  books  and  other   documents   required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Munder Capital Management at 480 Pierce Street, Birmingham, MI 48009, at State Street Bank and Trust Company, c/o National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105-1807 or at First Data Investor Services Group, Inc. (f/k/a The Shareholder Services Group, Inc.), One Exchange Place, Boston, Massachusetts 02109.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

         (1) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

         (2) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

         (3) Registrant undertakes to file a Post-Effective Amendment relating to the Liquidity Plus Money Market Fund, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement with respect to the Liquidity Plus Money Market Fund.


62796.8B

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that this Post-Effective Amendment No. 19 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Registrant has duly caused this Post-Effective Amendment No. 19 to be signed on behalf of the undersigned, thereunto duly authorized, in this City of Washington, D.C. on the 31st day of October, 1996.


ST. CLAIR FUNDS, INC.


By: *_______________________
     Lee P. Munder


*By: /s/ Paul F. Roye
    ------------------------
    Paul F. Roye
    as Attorney-in-Fact


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A has been signed below by the following persons on behalf of St. Clair Funds, Inc. in the capacities and on the date indicated:

Signatures                          Title                   Date



*_______________________            President and Chief     October 31, 1996
 Lee P. Munder                      Executive Officer


*_______________________            Director                October 31, 1996
 Charles W. Elliott


*_______________________            Director                October 31, 1996
 Joseph E. Champagne


*_______________________            Director                October 31, 1996

 Arthur DeRoy Rodecker


*_______________________            Director                October 31, 1996
 Jack L. Otto

*_______________________            Director                October 31, 1996
 Thomas B. Bender


*_______________________            Director                October 31, 1996
 Thomas D. Eckert


*_______________________            Director                October 31, 1996
 John Rakolta, Jr.


*_______________________            Director                October 31, 1996
 David J. Brophy


*_______________________            Vice President,         October 31, 1996
 Terry H. Gardner                   Treasurer and
                                    Chief Financial
                                     Officer


* By: /s/ Paul F. Roye
      ------------------------
      Paul F. Roye
      as Attorney-in-Fact






62796.8C



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